Assets Held for Sale and Discontinued Operations - Additional Information (Detail)						12 Months Ended
	Jan. 05, 2018 CAD	Dec. 14, 2017 CAD	Dec. 07, 2017 CAD	Sep. 29, 2017 CAD	Sep. 25, 2017 CAD $ / bbl MMBTU	Dec. 31, 2017 CAD
Conventional [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets						CAD 3,200,000,000
Pelican Lake Divestiture [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets				CAD 975,000,000
Gain (Loss) before tax on sale of assets				CAD (623,000,000)
Palliser Divestiture [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets			CAD 1,300,000,000
Gain (Loss) before tax on sale of assets			CAD 1,600,000,000
Weyburn Divestiture [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets		CAD 940,000,000
Gain (Loss) before tax on sale of assets		CAD 276,000,000
Suffiled Divestiture [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets					CAD 512,000,000
Gain (Loss) before tax on sale of assets	CAD 350,000,000
Fair value of deferred purchase price adjustment					7,000,000
Suffiled Divestiture [Member] | Top of range [Member]
Disclosure Of Discontinued Operations [Line Items]
Purchase price adjustments					36,000,000
Suffiled Divestiture [Member] | Top of range [Member] | Crude oil contracts [Member]
Disclosure Of Discontinued Operations [Line Items]
Purchase price adjustments					375,000
Suffiled Divestiture [Member] | Top of range [Member] | Natural gas contracts [Member]
Disclosure Of Discontinued Operations [Line Items]
Purchase price adjustments					CAD 1,125,000
Suffiled Divestiture [Member] | Bottom of range [Member] | WTI [Member]
Disclosure Of Discontinued Operations [Line Items]
Average daily crude oil price | $ / bbl					55
Suffiled Divestiture [Member] | Bottom of range [Member] | Henry Hub
Disclosure Of Discontinued Operations [Line Items]
Average natural gas price | MMBTU					3.50